Share capital (Details 3) - Performance share units [Member] - Minco Silver Corp [Member]	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2013
Disclosure of classes of share capital [line items]
Number outstanding, Beginning balance	0	735,000
Number outstanding, Forfeited		(735,000)
Number outstanding, Granted	1,000,000		735,000
Number outstanding, Ending balance	1,000,000	0
Weighted average fair value, Beginning balance	$ 0	$ 0.80
Weighted average fair value, Forfeited		0.8
Weighted average fair value, Granted	1.40
Weighted average fair value, Ending balance	$ 1.40	$ 0